Note 4 - Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes Tables
Schedule Of Components Of Loss From Discontinued Operations [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Revenues	$-	$-	$-	$553,302
Operating Expenses:
Infrastructure and access	-	-	-	2,523,222
Depreciation	-	-	-	638,681
Network operations	-	-	-	192,947
Customer support	-	-	-	69,804
Sales and marketing	-	-	-	246
General and administrative	-	-	-	105,545
Total Operating Expenses	-	-	-	3,530,445
Operating Loss	-	-	-	(2,977,143)
Gain on sale of assets	-	-	-	1,177,742
Net Loss	$-	$-	$-	$(1,799,401)

	Year Ended December 31,
	2016	2015
Revenues	$553,302	$3,370,181
Operating expenses:
Infrastructure and access	965,596	19,292,571
Depreciation	638,681	4,032,219
Network operations	192,947	793,886
Customer support	69,804	383,155
Sales and marketing	246	145,954
General and administrative	105,545	-
Total operating expenses	1,972,819	24,647,785
Net operating loss	(1,419,517)	(21,277,604)
Gain on sale of assets	1,177,742	-
Net Loss	$(241,775)	$(21,277,604)

Discontinued Operation, Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	September 30, 2017	December 31, 2016
Assets:
Prepaid expenses and other current assets	-	231,978
Total Current Assets	$-	$231,978

Liabilities:
Accrued expenses - leases	1,030,535	1,240,000
Total Current Liabilities	$1,030,535	$1,240,000

	As of December 31,
	2016	2015
Assets:
Accounts receivable, net	$-	$715,993
Prepaid expenses and other current assets	231,978	278,891
Deferred acquisitions costs	-	253,685
Total Current Assets	$231,978	$1,248,569

Liabilities:
Accounts payable	$-	$556,800
Accrued expenses	-	66,101
Accrued expenses - network	1,240,000	3,284,467
Total Current Liabilities	$1,240,000	$3,907,368

Disclosure of Assets Held-for-sale [Table Text Block]
Security deposits		$356,108
Wi-Fi and back-end equipment, net	-	4,958,999
Current assets held for sale		$5,315,107